Consolidated cash flow statement - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OPERATING ACTIVITIES
Net profit/(loss)	kr 991	kr 220	kr (2,581)
Adjustments for non-cash items in net profit/(loss)
Depreciation/amortization and impairment	3,893	4,956	6,221
Result from shares in joint ventures and associated companies	(9)
Gain/loss on sale of tangible assets	97	1
Gain/loss on sale of operations	(47)	(379)	101
Incentive program	42	30	1
Financial items	122	361	(230)
Income tax	(14)	135	116
Dividend from associated companies	16
Deferred tax expense	1,192	473	515
Changes in working capital
Inventories	(8)	(148)	220
Accounts receivable	(259)	(31)	9
Other current receivables	340	(366)	59
Other financial assets	(375)	29	21
Capitalized contract costs	73	35	44
Prepaid expenses and accrued income	(10)	124	(144)
Accounts payable	(350)	(146)	78
Accrued expenses and deferred income	(162)	(282)	247
Other current liabilities	(450)	618	346
Provisions	78	102	(7)
CASH FLOW FROM OPERATING ACTIVITIES	5,160	5,732	5,016
INVESTING ACTIVITIES
Acquisition of intangible assets	(936)	(671)	(527)
Sale of intangible assets	12	5
Acquisition of tangible assets	(2,488)	(2,554)	(3,296)
Sale of tangible assets	9	7	24
Acquisition of shares in group companies	(6,400)	(8)	(2,877)
Sale of shares in group companies		676	(2)
Acquisition of shares in associated companies		(7)
Capital (contribution to)/repayment from associated companies	(6)		(1)
Sale of associated companies and holdings of securities			4
Other financial assets, received payments		20	13
Cash flow from investing activities	(9,809)	(2,532)	(6,662)
FINANCING ACTIVITIES
Proceeds from credit institutions and similar liabilities	17,627	2,996	7,392
Repayment of loans from credit institutions and similar liabilities	(11,369)	(2,959)	(6,098)
Proceeds from other interest-bearing liabilities			72
Repayment of other interest-bearing lending	(20)	(83)	(16)
Dividends paid	(2,013)	(2,629)	(2,389)
Proceeds from issuances of shares			2,910
Acquisition of non-controlling interests			(125)
Cash flow from financing activities	4,225	(2,675)	1,746
NET CHANGE IN CASH AND CASH EQUIVALENTS	(424)	525	100
Cash and cash equivalents at beginning of the year	802	257	107
Exchange rate differences in cash and cash equivalents	26	20	50
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	kr 404	kr 802	kr 257